SCHEDULE OF TAX CUTS AND JOBS ACT NET OPERATING LOSS (Details) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Total	$ 149,536	$ 252,483
Freight App Inc [Member]
Operating Loss Carryforwards [Line Items]
Total	22,135,733	$ 12,892,095
12/31/2035 [Member] | Freight App Inc [Member]
Operating Loss Carryforwards [Line Items]
Total	35,945
12/31/2036 [Member] | Freight App Inc [Member]
Operating Loss Carryforwards [Line Items]
Total	836,622
12/31/2037 [Member] | Freight App Inc [Member]
Operating Loss Carryforwards [Line Items]
Total	1,922,017
Indefinite [Member] | Freight App Inc [Member]
Operating Loss Carryforwards [Line Items]
Total	$ 19,341,149